Expense Example - FidelitySmallCapGrowthK6Fund-PRO - FidelitySmallCapGrowthK6Fund-PRO - Fidelity Small Cap Growth K6 Fund - Fidelity Small Cap Growth K6 Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750